Key management personnel disclosures	12 Months Ended
Jun. 30, 2024
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Key management personnel disclosures
Note 27. Key management personnel disclosures
Compensation
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the Consolidated Entity is set out below:

	2024 A$	2023 A$	2022 A$

Short-term employee benefits	1,962,563	3,148,514	2,589,088
Post-employment benefits	72,784	149,626	115,950
Share-based payments	353,437	1,045,860	1,559,930

	2,388,784	4,344,000	4,264,968

Please refer to Note 28 for other transactions with key management personnel and their related parties.